UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Mutuals Advisors, Inc
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Address:    700 N. Pearl St
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            Suite 900
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            Dallas, TX 75201
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Form 13F File Number:   28- 12695
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E. Scott
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Title:      Chief Compliance Officer
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

      /s/ David E. Scott               New York, New York           05/14/09
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             [Signature]                 [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     30
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Form 13F Information Table Value Total:     $ 59,097
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number     Name
1      28-13456                 GNI CAPITAL INC
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


13F: All Funds as of 3/31/09

                                                                                                                  Voting Authority
Name of Issuer              Title of Class      CUSIP      Market      Shares/   Investment    Other Managers   Sole   Shared  None
                                                           Value $    Quantity   Discretion
                                                          (x1,000)
 ALTRIA GROUP INC                        COM   02209S103      3,284     205,000     OTHER      1                       205,000
 BOEING CO                               COM   097023105        801      22,500     OTHER      1                        22,500
 BRISTOL MYERS SQUIBB CO                 COM   110122108        548      25,000     OTHER      1                        25,000
 BRITISH AMERN TOB PLC         SPONSORED ADR   110448107      5,060     110,000     OTHER      1                       110,000
 DIAGEO P L C                   SPON ADR NEW   25243Q205      3,580      80,000     OTHER      1                        80,000
 ISHARES TR                   BARCLYS MBS BD   464288588      1,589      15,000     OTHER      1                        15,000
 ISHARES INC                     MSCI TAIWAN   464286731        686      85,000     OTHER      1                        85,000
 ISHARES TR                  BARCLYS TIPS BD   464287176      1,028      10,000     OTHER      1                        10,000
 ISHARES TR                   RUSSELL1000GRW   464287614      1,403      40,000     OTHER      1                        40,000
 ISHARES TR                     MSCI GRW IDX   464288885      1,162      30,000     OTHER      1                        30,000
 ISHARES TR                   MSCI EMERG MKT   464287234      1,489      60,000     OTHER      1                        60,000
 LILLY ELI & CO                          COM   532457108        484      14,500     OTHER      1                        14,500
 LOCKHEED MARTIN CORP                    COM   539830109      5,177      75,000     OTHER      1                        75,000
 LORILLARD INC                           COM   544147101      6,791     110,000     OTHER      1                       110,000
 MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100        664      18,000     OTHER      1                        18,000
 MEDCO HEALTH SOLUTIONS INC              COM   58405U102        351       8,500     OTHER      1                         8,500
 NORTHROP GRUMMAN CORP                   COM   666807102      1,746      40,000     OTHER      1                        40,000
 OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106        370       5,000     OTHER      1                         5,000
 OSI PHARMACEUTICALS INC                 COM   671040103        383      10,000     OTHER      1                        10,000
 PHILIP MORRIS INTL INC                  COM   718172109     10,496     295,000     OTHER      1                       295,000
 POWERSHARES ETF TRUST        HLTHCR SEC POR   73935X351        621      36,000     OTHER      1                        36,000
 PROSHARES TR               PSHS ULT HLTHCRE   74347R735        922      30,000     OTHER      1                        30,000
 PROSHARES TR               PSHS ULSHT SP500   74347R883      1,187      15,000     OTHER      1                        15,000
 RAYTHEON CO                         COM NEW   755111507      5,101     131,000     OTHER      1                       131,000
 RYDEX ETF TRUST              S&P500 PUR GRW   78355W403      1,115      51,300     OTHER      1                        51,300
 SELECT SECTOR SPDR TR          SBI INT-TECH   81369Y803      1,250      80,000     OTHER      1                        80,000
 SPDR SERIES TRUST            S&P OILGAS EXP   78464A730        399      15,000     OTHER      1                        15,000
 TENET HEALTHCARE CORP                   COM   88033G100         99      85,000     OTHER      1                        85,000
 WISDOMTREE TRUST             JP SMALLCP DIV   97717W836        895      28,000     OTHER      1                        28,000
 WMS INDS INC                            COM   929297109        418      20,000     OTHER      1                        20,000

                                                TOTAL      $ 59,097